Note 11 - Per Share Data (Details Textual) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			17,956,742	17,053,116	15,878,166
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			729,109	1,172,930	6,240,930
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	38,676,225	31,590,709	33,170,241	30,086,389	7,500,000